Income Taxes (Components Of Deferred Tax Liabilities (Assets)) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Depreciation and amortization	$ 43,105	$ 30,982
Licenses and nonamortizable intangibles	17,561	16,129
Employee benefits	(5,366)	(6,202)
Deferred fulfillment costs	2,679	2,472
Net operating loss and other carryforwards	(6,470)	(6,067)
Other - net	1,651	1,222
Subtotal	53,160	38,536
Deferred tax assets valuation allowance	4,588	4,640
Net deferred tax liabilities	57,748	43,176
Noncurrent deferred tax liabilities	57,859	43,207
Less: Noncurrent deferred tax assets	(111)	(31)
Net deferred tax liabilities	$ 57,748	$ 43,176